UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                                Washington, D.C.

                                   FORM 13F-NT

                             FORM 13F-NT COVER PAGE


Report for the Calendar Year or Quarter Ended:       03/31/04

Check here if Amendment            [ ]; Amendment Number: _____
This Amendment (Check only one):   [ ] is a restatement.

                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Trustmark Investment Advisors, Inc.
Address:    248 E. Capitol Street
            Jackson, MS  39201

Form 13F File Number:  28-10251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Douglas Ralston
Title:      President
Phone:      601-208-6576

Signature, Place and Date of Signing:

/s/ Douglas Ralston
-------------------
Jackson, Mississippi
May 12, 2004


Report Type:
         [ ]  13F Holdings Report
         [X]  13F Notice
         [ ]  13F Combination Report

List Other Managers Reporting for this Manager:

     Form 13F File Number          Name
     --------------------          ------------------------------------------
     28-02681                      Trustmark National Bank - Trust Department